Trade Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2023
Trade Receivables, Net [abstract]
Schedule of Trade Receivable
	As of December 31,
	2023	2022
Trade receivables	$5,780,144	$5,450,655
Provision for expected credit loss on trade receivables	(149,339)	(50,469)
Trade receivables, net	$5,630,805	$5,400,186

Schedule of Company’s Trade Receivables	The following tables details the Company’s trade receivables as of:
	Trade receivables - as of December 31, 2023
	<30	31-60	61-90	91 and over	Total
Trade receivables	$5,361,716	$61,041	$15,068	$192,980	$5,630,805
	Trade receivables - as of December 31, 2022
	<30	31-60	61-90	91 and over	Total
Trade receivables	$4,814,346	$385,662	$46,222	$153,956	$5,400,186